Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
The Plan measures and discloses certain financial assets and liabilities at fair value. As of December 31, 2025 and 2024, the Plan’s valuation methodologies used to measure the fair values of common stock and mutual funds was derived from quoted market prices as substantially all of these instruments have active markets or contain underlying assets that may be so valued. As more fully described in Note 2, CCTs are valued using NAV practical expedient measuring the net asset value of the underlying investments at year end.

The methods described above for measuring fair values as of December 31, 2025 and 2024 may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Administrator believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the techniques used at December 31, 2025 and 2024.

The following tables summarize each class of the Plan’s investments:

	Fair Value Measurement at Reporting Date
December 31, 2025	Level 1	Level 2	Level 3	Total
Mutual Funds	$217,987,227	$—	$—	$217,987,227
Common Stock	64,947,471	—	—	64,947,471
Total Assets in the fair value hierarchy	$282,934,698	$—	$—	$282,934,698

Investments measured at NAV practical expedient				669,432,970

Investments at fair value				$952,367,668

December 31, 2024	Level 1	Level 2	Level 3	Total
Mutual Funds	$191,576,927	$—	$—	$191,576,927
Common Stock	55,679,017	—	—	55,679,017
Total Assets in the fair value hierarchy	$247,255,944	$—	$—	$247,255,944

Investments measured at NAV practical expedient				564,837,050

Investments at fair value				$812,092,994